IMPAIRMENT	12 Months Ended
Dec. 31, 2015
Oil and natural gas properties
IMPAIRMENT

5) IMPAIRMENT

a) Impairment of PP&E

($ thousands)	2015	2014	2013

Oil and natural gas properties:
Canada cost centre	$286,700	$–	$–
U.S. cost centre	1,065,728	–	–

Total impairment expense	$1,352,428	$–	$–

The impairments for the period ended December 31, 2015 were due to lower 12-month average trailing crude oil and natural gas prices.

The following table outlines the 12-month average trailing benchmark prices and exchange rates used in Enerplus' ceiling test as at December 31, 2015, 2014 and 2013:

Period	WTI Crude Oil US$/bbl	Exchange Rate US/CDN	Edm Light Crude CDN$/bbl	U.S. Henry Hub Gas US$/Mcf	AECO Natural Gas Spot CDN$/Mcf

2015	$50.28	1.27	$59.38	$2.58	$2.69
2014	94.99	1.09	94.84	4.30	4.60
2013	96.94	1.03	93.19	3.67	3.16

b) Goodwill Impairment

Goodwill impairment testing is performed annually or more frequently if events or changes in circumstances indicate that goodwill may be impaired. Enerplus' annual goodwill impairment assessment as at December 31, 2015 indicated no impairment.